As filed with the U.S. Securities and Exchange Commission on September 29, 2022

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	122	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	123	[X]

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1676 N. California Blvd., Suite 500, Walnut Creek, California 94596

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Jeremy L. DeGroot 1676 N. California Blvd., Suite 500 Walnut Creek, California 94596 (Name and Address of Agent for Service)	Copies of Communications to: David A. Hearth, Esq. Paul Hastings LLP 101 California Street, 48th Floor San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 28, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A for Litman Gregory Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the iMGP Equity Fund (the “Fund”), a series of the Trust, filed as part of Post-Effective  Amendment No. 121 (“PEA No. 121”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-22-208854 on August 1, 2022, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 121 by means of this filing, Parts A, B and C of PEA No. 121 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 121.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 121.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 121.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 122 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 122 and Amendment No. 123 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Walnut Creek, and State of California, on the 29th day of September, 2022.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeremy DeGroot
Jeremy DeGroot
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 122 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julie Allecta*	Trustee	September 29, 2022
Julie Allecta

/s/ Thomas W. Bird*	Trustee	September 29, 2022
Thomas W. Bird

/s/ Jennifer M. Borggaard*	Trustee	September 29, 2022
Jennifer M. Borggaard

/s/ Jeremy L. DeGroot	Trustee and President	September 29, 2022
Jeremy L. DeGroot	(Principal Executive Officer)

/s/ Jonathan W. DePriest*	Trustee	September 29, 2022
Jonathan W. DePriest

/s/ Frederick A. Eigenbrod, Jr.*	Trustee	September 29, 2022
Frederick A. Eigenbrod, Jr.

/s/ Jeffrey K. Seeley*	Trustee	September 29, 2022
Jeffrey K. Seeley

/s/ Harold M. Shefrin*	Trustee	September 29, 2022
Harold M. Shefrin

/s/ John M. Coughlan John M. Coughlan	Treasurer (Principal Financial Officer)	September 29, 2022

* By: /s/ John M. Coughlan
John M. Coughlan, Attorney-in-Fact